UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21256

Rock Canyon Funds

(Exact name of registrant as specified in charter)

1384 West State Road Pleasant Grove UT 84062

(Address of principal executive offices)

(Zip code)

Jonathan Ferrell, Rock Canyon Advisory Group, Inc.,

1384 West State Road Pleasant Grove UT 84062

 (Name and address of agent for service)

With copy to:

Donald S. Mendelsohn, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant's telephone number, including area code: (801) 785-8848

Date of fiscal year end: September 30

Date of reporting period: December 31, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Top Flight Fund

		Schedule of Investments
		December 31, 2004
Shares/Principal Amount		Market Value	% of Assets

COMMON STOCKS
Air Transportation, Scheduled
11,000	Mesa Air Group, Inc. *	$ 87,340	0.42%

Arrangement Of Transportation of Freight & Cargo
13,150	EGL, Inc. *	393,054	1.90%

Biological Products, (No Disgnostic Substances)
21,200	Aphton Corporation *	65,932
50,000	Genta, Inc. *	88,000
7,700	Oxigene, Inc. *	42,350
14,200	Qiagen NV *	155,490
6,600	Repligen Corporation *	19,008
78,000	Targeted Genetics Corporation *	120,900
		491,680	2.37%

Cable & Other Pay Television Services
10,500	Tivo, Inc. *	61,635	0.30%

Communications Services, NEC
7,920	Metro One Telecomm, Inc. *	12,593
5,309	Raindance Communication, Inc. *	12,317
28,000	Wireless Facilities, Inc. *	264,320
		289,230	1.39%
Construction - Special Trade Contractors
12,150	Matrix Service Company *	97,929	0.47%

Deep Sea Foreign Transportation
10,300	General Maritime Corporation *	411,485
6,900	Teekay Shipping Corporation	290,559
		702,044	3.39%
Electric Services
2,300	Dominion Resources	83,030	0.40%

Electromedical & Electrotherapy
415	Laserscope *	14,903
7,200	Q Med, Inc. *	79,128
		94,031	0.45%
Electronic Components & Accessories
8,100	Mercury Computer Systems, Inc. *	240,408	1.16%

Electronic Components, NEC
15,975	Planar Systems, Inc. *	179,399	0.87%

Electronic Connectors
12,400	Methode Electronics, Inc.	159,340	0.77%

In Vitro & In Vivo Diagnostic
15,688	Avigen, Inc. *	51,143	0.25%

Industrial Instruments For Measurment, Display & Control
14,000	MKS Instruments, Inc. *	259,700	1.25%

Instruments For Meas & Testing of Electricity & Elec Signals
9,200	ADE Corporation *	172,224
18,300	Credence Systems Corporation *	167,445
		339,669	1.64%
Laboratory Analytical Instruments
20,500	Havard Bioscience, Inc. *	94,915
23,500	Illumina, Inc. *	222,780
		317,695	1.53%
Life Insurance
11,700	Aegon NV	160,407	0.77%

Men's & Boys' Furnishgs, Work Clothing & Allied Garments
7,500	Perry Ellis International, Inc. *	152,625	0.74%

Miscellaneous Electrical Machinery, Equipment & Supplies
3,200	United Industrial Corporation	123,968	0.60%

Optical Instruments & Lenses
600	Zygo Corporation *	7,074	0.03%

Petroleum Refining
2,396	Valero Energy Corporation	108,778	0.52%

Pharmaceutical Preparations
19,300	Andrx Group *	421,319
8,000	Arqule Corporation *	46,320
8,750	Avi Biopharma, Inc. *	20,563
37,900	Axonyx, Inc. *	234,980
15,900	Cubist Pharmaceuticals, Inc. *	188,097
30,800	Dendreon Corporation *	332,024
6,800	Hi-Tech Pharmacal Company *	125,392
28,000	Ivax Corporation *	442,960
8,700	Lannett Company *	85,695
9,500	Pharmion CP *	400,995
23,000	QLT, Inc. *	369,840
4,178	Sciclone Pharamaceuticals, Inc. *	15,459
		2,683,644	12.94%
Photographic Equipment & Supplies
51,700	Lexar Media, Inc. *	405,328
3,200	Spatialight, Inc. *	28,640
		433,968	2.09%
Primary Smelting & Refining of Nonferrous Metals
5,300	Inco Ltd. *	194,934	0.94%

Printed Circuit Boards
28,200	Flextronics International Ltd. *	389,724
15,900	Jabil Circuit, Inc. *	406,722
3,800	Park Electrochemical Corporation	82,384
5,000	Performace Technologies, Inc. *	46,500
6,360	Plexus Corporation *	82,743
6,400	Sigmatron, Inc. *	86,592
		1,094,665	5.28%
Radio & Tv Broadcasting & Communications Equipment
19,000	California Amplifier, Inc. *	169,860
9,600	Qualcomm, Inc.	407,040
6,000	Spectralink Corporation	85,080
		661,980	3.19%
Radiotelephone Communications
22,000	Nextel Partners, Inc. Class A *	429,880
21,000	Telesystem International Wireless, Inc. *	234,990
		664,870	3.21%
Retail-Family Clothing Stores
4,400	Stein Mart, Inc. *	75,064	0.36%

Retail-Lumber & Other Building Materials Dealers
6,000	Home Depot, Inc.	256,440
6,900	Lowes Companies, Inc.	397,371
		653,811	3.15%
Retail-Radio, Tv & Consumer Electronics Stores
4,800	Rex Stores Corporation. *	72,912	0.35%

Retail-Women'S Clothing Stores
16,600	Charlotte Russe Holding, Inc. *	167,660	0.81%

Savings Institution, Federally Chartered
5,400	Commercial Capital Bancorp	125,172	0.60%

Search, Detection, Navagation,Guidance, Aeronautical Sys.
2,900	Lowrance Electronics, Inc.	91,118	0.44%

Semiconductors & Related Devices
20,400	Agere Systems, Inc. Class A *	27,948
10,600	Analog Devices, Inc.	391,352
4,000	Applied Films Corporation *	86,240
15,800	ASE Test Limited *	106,808
8,300	Chartered Semiconductor Manufacturing Ltd. *	50,132
35,900	ESS Technology, Inc. *	255,249
1,569	Exar Corporation *	22,264
12,000	Fairchild Semiconductor Corp. *	195,120
86,200	Finisar Corporation *	196,536
21,000	Kopin Corp. *	81,270
27,700	ON Semiconductor Corporation *	125,758
9,000	Photronics, Inc. *	148,500
26,200	Pixelworks, Inc. *	297,108
46,800	Remec, Inc. *	337,428
24,150	Silicon Storage Technology, Inc. *	143,693
10,358	White Electronic Designs Corporation *	65,566
		2,530,972	12.21%
Services-Computer Integrated Systems Design
4,800	MTC Technologies, Inc. *	161,136	0.78%

Services-Computer Processing & Data Preparation
6,100	Carreker Corporation *	52,460
12,217	Cybersource Corporation *	87,352
10,304	Interland, Inc. *	33,694
9,361	Intraware, Inc. *	10,952
		184,458	0.89%
Services-Computer Programming
3,300	Evolving Systems, Inc. *	14,817
8000	Gtech Holdings CP	207600
131,275	Loudeye Corporation *	269,114
24	Mind CTI Ltd.	140
12,000	PEC Solutions, Inc. *	170,040
23000	Portal Software, Inc. *	60,260
		721,971	3.48%

Services-Engineering Services
2,700	URS Corporation *	86,670	0.42%

Services-General Medical & Surgical Hospitals,NEC
2,500	Community Health Systems, Inc. *	69,700	0.34%

Services-Management Consulting
4,800	Answerthink, Inc. *	22,368
9,913	Ventiv Health, Inc. *	201,432
		223,800	1.08%
Services-Misc Health & Allied
16,100	Hooper Holmes, Inc.	95,312	0.46%

Services-Prepackaged Software
46,500	Atari, Inc. *	136,245
476	Concord Communications, Inc. *	5,274
37,600	Gric Communications, Inc. *	78,208
4,800	Synopsys Corporation *	93,840
5,900	Transaction Systems Architects, Inc. Class A *	117,115
18,000	Watchguard Technologies NC *	79,740
		510,422	2.46%
Special Industry Machinery, NEC
9,600	Brooks Automation, Inc. Com *	165,312
19,400	FSI International, Inc. *	90,598
11,100	Kulicke & Soffa Industries *	95,682
		351,592	1.70%
State Commercial Banks
13,200	Fremont General Corporation. *	332,376
9,000	Popular, Inc.	259,470
		591,846	2.85%
Steel Works, Blast Furnaces & Rolling & Finishing Mills
600	Friedman Industries, Inc.	6,474
15,500	Worthington Industries, Inc.	303,490
		309,964	1.49%
Switchgear & Switchboard Apparatus
100	Technology Research	693	0.00%

Telephone & Telegraph Apparatus
20,000	Intervoice, Inc. *	267,000
116,000	Nortel Networks Crp New *	404,840
4,800	Research In Motion *	395,616
		1,067,456	5.15%
Telephone Communications (No Radiotelephone)
41,000	Time Warner Telecom, Inc. Class A *	178,760	0.86%

Television Broadcasting Station
6,300	Entravision Communications Corporation *	52,605
33,300	Pegasus Communications Class A *	308,025
		360,630	1.74%
Transportation Services
6,754	Navigant International, Inc. *	82,196	0.40%

Trucking & Courier Services (No Air)
6,500	Dynamex, Inc. *	120,445	0.58%

Wholesale-Chemicals & Allied Products
12,900	Aceto Corp.	163,400	0.79%

Wholesale-Computers & Peripheral Equipment & Software
9,500	Navarre Corp. *	167,200
5,650	Pomeroy Computer Resources *	85,937
		253,137	1.22%
Wholesale-Electronic Parts & Equipment
6,630	Agilysys, Inc.	113,638
4,000	Brightpoint, Inc. New *	78,160
18,400	Cellstar Corporation *	81,880
		273,678	1.32%
Wholesale-Hardware & Plumbing
13,400	Hughes Supply, Inc.	433,490	2.09%

X-Ray Apparatus & Tubes & Related Irradiation Apparatus
1,000	American Science & Engineering, Inc. *	41,210	0.20%

Total Common Stock (Cost $19,514,473)		$ 20,132,915	97.09%

Cash and Equivalents
323,465	UMB Bank Money Market Fiduciary .81% **	$ 323,465	1.56%

Total Investments (Cost $19,837,938)		$ 20,456,380	98.65%

Other Assets Less Liabilities		$ 279,795	1.35%

Net Assets		$ 20,736,175	100.00%

SECURITIES SOLD SHORT		Fair Value
Common Stocks
Meat Packing Plants
7,100	Smithfield Foods	210,089

Retail-Hobby, Toy & Game Shops
12,600	Toys R US, Inc.	257,922

Wholesale-Electrical Apparatus & Equipment, Wiring Supplies
8,800	Wesco International, Inc.	260,832

	Total (Proceeds - $734,956)	$ 728,843

* Non-income producing securities.
** Variable Rate Security at December 31, 2004

NOTES TO FINANCIAL STATEMENTS
Top Flight Fund

1. SECURITY TRANSACTIONS

At December 31, 2004, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $19,837,938 amounted to $624,554 which consisted of aggregate gross unrealized appreciation of $975,819 and aggregate gross unrealized depreciation of $351,265.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rock Canyon Funds

By /s/Jonathan Ferrell

*Jonathan Ferrell

Chief Executive Officer

Date February 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Jonathan Ferrell

*Jonathan Ferrell

Chief Executive Officer

Date February 25, 2005

By /s/James Boden

*James Boden

Chief Financial Officer

Date February 25, 2005

* Print the name and title of each signing officer under his or her signature.